J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

July 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Disciplined High Yield ETF (the “Fund”)

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Fund does not differ from the Prospectus contained in the Post-Effective Amendment No. 129 (Amendment No.131 under the Investment Company Act of 1940) filed electronically on June 28, 2017.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch

Assistant Secretary